Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	117 Months Ended	118 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000152590
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Values Equity Fund, Class F Shares
C000152591
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Values Equity Fund, Class Y Shares
C000152592
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Values Fixed Income Fund, Class F Shares
C000152593
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catholic Values Fixed Income Fund, Class Y Shares
Without Sales Load [Member] | C000152590
Average Annual Return [Line Items]
Average Annual Return, Percent	13.85%	13.13%		9.50%
Without Sales Load [Member] | C000152591
Average Annual Return [Line Items]
Average Annual Return, Percent	13.91%	13.20%	9.64%
Without Sales Load [Member] | C000152592
Average Annual Return [Line Items]
Average Annual Return, Percent	5.31%	(0.70%)		1.53%
Without Sales Load [Member] | C000152593
Average Annual Return [Line Items]
Average Annual Return, Percent	5.42%	(0.62%)	1.67%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	18.41%	16.85%		13.27%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	18.41%	16.85%	13.24%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	5.81%	(0.52%)		1.52%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	5.81%	(0.52%)	1.56%
80/20 Russell 3000 & MSCI ACWI ex-U.S.
Average Annual Return [Line Items]
Line Graph and Table Measure Name	80/20 Russell 3000 & MSCI ACWI ex-U.S.
Average Annual Return, Percent	16.01%	14.43%		11.03%
80/20 Russell 3000 & MSCI ACWI ex-U.S.
Average Annual Return [Line Items]
Line Graph and Table Measure Name	80/20 Russell 3000 & MSCI ACWI ex-U.S.
Average Annual Return, Percent	16.01%	14.43%	11.04%